Summary of Significant Accounting Policies (Narrative) (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2015 USD ($) ¥ / $	Mar. 31, 2014 USD ($) ¥ / $	Mar. 31, 2013 USD ($) ¥ / $
Summary of Significant Accounting Policies [Abstract]
Goodwill impairment		$ 392
Impairment of long-lived assets		490	$ 197
Shipping and handling cost	$ 514	$ 650	$ 704
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Exchange rate per dollar	6.2456	6.196	6.249
Aggregate net foreign currency transaction gain	$ (205)	$ 40	$ 53